AMERITAS VARIABLE LIFE INSURANCE COMPANY
                        SEPARATE ACCOUNT V (APPLAUSE! II)
                   Supplement to Prospectus dated May 1, 1998

The prospectus is amended at pages 6, 9, 21, 30 and Appendix A to disclose that the current mortality and expense risk charge is charged at an annual rate of
 .45% for policy years 1 - 20, and .30% for the years thereafter; and the total daily charge for mortality and expense risks and administrative expenses is at an annual rate of .80% for policy years 1 - 20, and .45% for the years thereafter. The maximum charge is 1.25%.

The prospectus is further amended at page 33, under the section "Distribution of the Policies," to disclose that during the first Policy Year, the commission may equal an amount up to 100% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium.

Appendix A, appearing at pages 79 - 83 of the prospectus, is amended by replacing current Appendix A, in its entirety, with the following revised Appendix A.

APPENDIX A

ILLUSTRATIONS OF DEATH BENEFITS AND CASH VALUES

The following tables illustrate how the cash values and death benefits of a Policy may change with the investment experience of the Fund. The tables show how the cash values and death benefits of a Policy issued to an Insured of a given age and specified underwriting risk classification who pays the given premium at issue would vary over time if the investment return on the assets held in each portfolio of the Funds were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables on pages 80 through 83 illustrate a Policy issued to a male, age 45, under a Preferred rate non-tobacco underwriting risk classification. This policy provides for a standard tobacco use and non-tobacco use, and preferred non-tobacco classification and different rates for certain specified amounts. The cash values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual policy years, or if the Insured were assigned to a different underwriting risk classification.

The second column of the tables shows the accumulated value of the premiums paid at 5%. The following columns show the death benefits and the cash values for uniform hypothetical rates of return shown in these tables. The tables on pages 80 and 82 are based on the current cost of insurance rates, current expense deductions and the maximum percent of premium loads. These reflect the basis on which AVLIC currently sells its Policies. The maximum allowable cost of insurance rates under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables (Smoker is referenced for tobacco use rates; Non-Smoker is referenced for non-tobacco use rates). Since these are recent tables and are split to reflect tobacco use and sex, the current cost of insurance rates used by AVLIC are at this time equal to the maximum cost of insurance rates for many ages. AVLIC anticipates reflecting future improvements in actual mortality experience through adjustments in the current cost of insurance rates actually applied. AVLIC also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premiums of loads and other expense deductions. The death benefits and cash values shown in the tables on pages 81 and 83 are based on the assumption that the maximum allowable cost of insurance rates as described above and maximum allowable expense deductions are made throughout the life of the Policy.

The amounts shown for the death benefits, surrender values and accumulation values reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the Funds as a result of expenses paid by the Fund and charges levied against the Subaccounts. The values shown take into account an average of the expenses paid by each portfolio available for investment (the equivalent to an annual rate of .87% of the aggregate average daily net assets of the Fund), and the daily charge by
AVLIC  to  each  Subaccount  for  assuming   mortality  and  expense  risks  and
administrative  expenses  which is  equivalent  to a charge at an annual rate of
 .80% for policy years 1-20 and .45% thereafter on pages 80 and 82 and at an annual rate of 1.25% on pages 81 and 83 of the average net assets of the Subaccounts). A portion of the brokerage commissions that certain Fidelity Funds pay was used to reduce funds expenses. In addition, certain Fidelity funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Without these reductions, expenses would have been higher. The Investment Advisor or other affiliates of the various funds have agreed to reimburse the portfolios to the extent that the aggregate operating expenses (certain portfolios may exclude certain items) were in excess of an annual rate of .28% for the Index 500 Portfolio, 1.25% for the Alger American Income and Growth and Alger American Balanced Portfolio; 1.50% for the Alger American Small Capitalization, Alger American Mid-Cap Growth, Alger American Leveraged All Cap, and Alger American Growth Portfolios; 1.75% for the Morgan Stanley Emerging Markets Equity, 1.20% for the Morgan Stanley Asian Equity, 1.15% for the Morgan Stanley Global Equity and Morgan Stanley International Magnum, 1.10% for the Morgan Stanley U.S. Real Estate Portfolios of daily net
assets.   MFS  has  agreed  to  bear  expenses  for  each  series,   subject  to
reimbursement by each series, such that each series "Other Expenses" shall not exceed .25% of the average daily net assets of the series during the current fiscal year. These agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return. The illustrated gross annual investment rates of return of 0%, 6%, and 12% were computed after deducting fund expenses and correspond to approximate net annual rates of -1.67%, 4.33% and 10.33% respectively, for years 1-20 and -1.32%, 4.68% and
10.68% for the years thereafter respectively, on pages 80 and 82 and -2.12%, 3.88% and 9.88% respectively, on pages 81 and 83.

The hypothetical values shown in the tables do not reflect any charges for Federal Income tax burden attributable to the Separate Account, since AVLIC is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the death benefits and values illustrated. (See Federal Tax Matters, page 33).

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to the Separate Account, and if no policy loans have been made. The tables are also based on the assumptions that the policyowner has not requested an increase or decrease in the initial Specified Amount, that no partial withdrawals have been made, and that no more than fifteen transfers have been made in any policy year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insured were female, a tobacco user, in substandard risk classification, or were another age, or if a higher or lower premium was illustrated.

Upon request, AVLIC will provide comparable illustration based upon the proposed Insured's age, sex and underwriting classification, the Specified Amount, the death benefit option, and planned periodic premium schedule requested, and any available riders requested. In addition, upon client request, illustrations may be furnished reflecting allocation of premiums to specified Subaccounts. Such illustrations will reflect the expenses of the portfolio in which the Subaccount invests.

                                                             APPLAUSE! II     79

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $2500
                                      INITIAL SPECIFIED AMOUNT: $150000
                                            DEATH BENEFIT OPTION: A

                           USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.67% Net)                   ( 4.33% Net)                     (10.33% Net)
                         -----------------------------     --------------------------     --------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------    -------  --------
   1            2625        1793          0      150000      1919          0     150000      2046          0    150000
   2            5381        3610       1289      150000      3978       1656     150000      4361       2040    150000
   3            8275        5390       3165      150000      6119       3894     150000      6910       4685    150000
   4           11314        7125       4998      150000      8340       6212     150000      9711       7583    150000
   5           14504        8813       6806      150000     10640       8633     150000     12787      10780    150000
   6           17855       10450       8637      150000     13019      11205     150000     16162      14349    150000
   7           21372       12030      10410      150000     15475      13855     150000     19866      18246    150000
   8           25066       13552      12150      150000     18008      16606     150000     23930      22527    150000
   9           28944       15011      13802      150000     20620      19411     150000     28391      27182    150000
  10           33016       16405      15389      150000     23311      22295     150000     33291      32275    150000

  15           56643       22305      22305      150000     38023      38023     150000     66290      66290    150000
  20           86798       26231      26231      150000     55207      55207     150000    120944     120944    150000

Ages
  60           56643       22305      22305      150000     38023      38023     150000     66290      66290    150000
  65           86798       26231      26231      150000     55207      55207     150000    120944     120944    150000
  70          125283       27582      27582      150000     76462      76462     150000    214404     214404    248708
  75          174401       22852      22852      150000    101728     101728     150000    367654     367654    393390

1) Assumes an annual $2500 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

80     APPLAUSE! II

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $2500
                                      INITIAL SPECIFIED AMOUNT: $150000
                                            DEATH BENEFIT OPTION: A

                           USING MAXIMUM ALLOWABLE SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-2.12% Net)                   ( 3.88% Net)                     ( 9.88% Net)
                         -----------------------------     --------------------------     --------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   ------   --------   --------
    1           2625        1793          0      150000      1919          0     150000      2046          0    150000
    2           5381        3385       1064      150000      3743       1421     150000      4115       1794    150000
    3           8275        4917       2692      150000      5611       3386     150000      6365       4140    150000
    4          11314        6377       4250      150000      7513       5385     150000      8799       6671    150000
    5          14504        7766       5759      150000      9448       7441     150000     11435       9428    150000
    6          17855        9078       7265      150000     11416       9602     150000     14290      12477    150000
    7          21372       10309       8689      150000     13407      11787     150000     17383      15763    150000
    8          25066       11450      10048      150000     15417      14015     150000     20730      19327    150000
    9          28944       12498      11289      150000     17441      16232     150000     24352      23143    150000
   10          33016       13441      12425      150000     19470      18454     150000     28274      27258    150000

   15          56643       16357      16357      150000     29456      29456     150000     53532      53532    150000
   20          86798       15204      15204      150000     38254      38254     150000     92975      92975    150000

 Ages
   60          56643       16357      16357      150000     29456      29456     150000     53532      53532    150000
   65          86798       15204      15204      150000     38254      38254     150000     92975      92975    150000
   70         125283        7037       7037      150000     43396      43396     150000    158310     158310    183639
   75         174401          0*         0*          0*     39927      39927     150000    262449     262449    280820

* In the absence of an additional premium the Policy would lapse.

1) Assumes an annual $2500 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                             APPLAUSE! II     81

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $6000
                                      INITIAL SPECIFIED AMOUNT: $150000
                                            DEATH BENEFIT OPTION: B

                           USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.67% Net)                   ( 4.33% Net)                     (10.33% Net)
                         -----------------------------     --------------------------     --------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------    ------   --------
    1           6300        5108       2690     155108       5436       3018     155108      5764      3346     155764
    2          12915       10178       7856     160178      11156       8835     160178     12175      9854     162175
    3          19860       15149      12925     165149      17111      14886     165149     19234     17009     169234
    4          27153       20018      17890     170018      23301      21174     170018     27000     24872     177000
    5          34811       24778      22771     174778      29733      27726     174778     35540     33533     185540
    6          42852       29428      27614     179428      36411      34597     179428     44929     43115     194929
    7          51294       33961      32341     183961      43338      41718     183961     55246     53626     205246
    8          60159       38376      36974     188376      50521      49119     188376     66585     65182     216585
    9          69467       42669      41460     192669      57965      56756     192669     79042     77833     229042
   10          79240       46837      45821     196837      65676      64661     196837     92730     91715     242730
   15         135944       65695      65695     215695     108472     108472     215695    184351     184351    334351
   20         208315       81041      81041     231041     159076     159076     231041    331497     331497    481497

 Ages
   60         135944       65695      65695     215695     108472     108472     215695    184351     184351    334351
   65         208315       81041      81041     231041     159076     159076     231041    331497     331497    481497
   70         300680       93153      93153     243153     221176     221176     243153    577902     577902    727902
   75         418564       97329      97329     247329     291030     291030     247329    988609     988609   1138609

1) Assumes an annual $6000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


82     APPLAUSE! II

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $6000
                                      INITIAL SPECIFIED AMOUNT: $150000
                                            DEATH BENEFIT OPTION: B

                           USING MAXIMUM ALLOWABLE SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-2.12% Net)                   ( 3.88% Net)                     ( 9.88% Net)
                         -----------------------------     ---------------------------    --------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------    -------  ---------
    1           6300        5083       2665      155083      5411       2993     155411      5740       3322     155740
    2          12915        9771       7449      159770     10728       8407     160728     11726       9405     161726
    3          19860       14314      12090      164315     16208      13983     166207     18259      16034     168259
    4          27153       18718      16590      168718     21851      19724     171852     25388      23260     175388
    5          34811       22976      20969      172976     27662      25655     177662     33167      31160     183167
    6          42852       27089      25275      177089     33641      31827     183641     41656      39842     191656
    7          51294       31049      29429      181049     39785      38165     189785     50914      49294     200914
    8          60159       34851      33449      184851     46089      44687     196089     61008      59605     211007
    9          69467       38488      37279      188488     52552      51343     202552     72009      70800     222009
   10          79240       41951      40935      191950     59164      58149     209165     83992      82977     233993

   15         135944       56412      56412      206412     94301      94301     244301    161995     161995     311995
   20         208315       65097      65097      215097    131864     131864     281864    281287     281287     431287

 Ages
   60         135944       56412      56412      206412     94301      94301     244301    161995     161995     311995
   65         208315       65097      65097      215097    131864     131864     281864    281287     281287     431287
   70         300680       65492      65492      215492    168793     168793     318793    462645     462645     612645
   75         418564       53669      53669      203669    199530     199530     349530    737365     737365     887365

1) Assumes an annual $6000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                             APPLAUSE! II     83